Lease liabilities - Narrative (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Presentation of leases for lessee [abstract]
Short-term leases expense	$ 66,777	$ 106,694	$ 194,430	$ 322,708
Lifezone office lease term			2 years